FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements Disclosure [Abstract]
Schedule of assets measured at fair value on a recurring basis segregated by fair value hierarchy level
	Fair Value Measurements at December 31, 2015 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$-	$29,048,102	$-	$29,048,102
State and municipal securities	-	45,734,239	-	45,734,239
Other securities	-	3,501	-	3,501
Mortgage-backed: residential	-	28,970,772	-	28,970,772
Total securities available for sale	$-	$103,756,614	$-	$103,756,614

	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$-	$25,869,606	$-	$25,869,606
State and municipal securities	-	45,573,608	-	45,573,608
Other securities	-	3,501	-	3,501
Mortgage-backed: residential	-	32,778,977	-	32,778,977
Total securities available for sale	$-	$104,225,692	$-	$104,225,692

Schedule of assets measured at fair value on a nonrecurring basis by fair value hierarchy level
	Fair Value Measurements at December 31, 2015 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$-	$-	$19,000	$19,000
Construction and land	-	-	604,500	$604,500

Total foreclosed assets	$-	$-	$623,500	$623,500

Impaired loans:
Real estate loans:
One-to-four family	$-	$-	$140,500	$140,500
Commercial	-	-	358,395	358,395
	-	-	498,895	498,895

Commercial business	-	-	239,062	239,062

Consumer:
Home equity	-	-	39,625	39,625

Total impaired loans	$-	$-	$777,582	$777,582

Mortgage Servicing Rights	$-	$1,109,720	$-	$1,109,720

	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Construction and land	-	-	1,042,087	1,042,087

Total foreclosed assets	$-	$-	$1,042,087	$1,042,087

Impaired loans:
Real estate loans:
One-to-four family	$-	$-	$707,838	$707,838
Commercial	-	-	1,342,966	1,342,966
	-	-	2,050,804	2,050,804

Total impaired loans	$-	$-	$2,050,804	$2,050,804

Schedule of quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

The following table presents quantitative information about Level 3 fair value measurements for significant categories of financial instruments measured at fair value on a non-recurring basis at December 31, 2015:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Construction and land	$604,500	Sales Comparison	Adjustment for difference between comparable sales	-29% to 5%	-8.9%

Impaired loans:
Real estate loans:
One-to-four family	$140,500	Sales Comparison	Adjustment for difference between comparable sales	-19% to -7%	-13.0%
Commercial	88,000	Sales Comparison	Adjustment for difference between comparable sales	9% to 16%	12.8%
Commercial	270,395	Income Approach	Investment Capitalization Rates	9.0%	9.0%
Commercial business	121,094	Fair Value of Collateral	Discount for type of business assets	0% to 10%	7.0%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Construction and land	$1,042,087	Sales Comparison	Adjustment for difference between comparable sales	-10% to 30%	10.3%

Impaired loans:
Real estate loans:
One-to-four family	$707,838	Sales Comparison	Adjustment for difference between comparable sales	-23% to 13%	-7.2%
Commercial	1,342,966	Income Approach	Investment Capitalization Rates	3% to 27%	12.3%